Earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Amount
Basic earnings	€ 3,184	€ 3,915
Diluted earnings	€ 3,184	€ 3,915
Weighted average number of ordinary shares outstanding during the period
Basic earnings (in shares)	2,879.4	3,041.9
Diluted earnings (in shares)	2,879.4	3,041.9
Per ordinary share
Basic earnings (in EUR per share)	€ 1.11	€ 1.29
Diluted earnings (in EUR per share)	€ 1.11	€ 1.29